Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes
Penalties accrued related to income tax matters	$ 0
Deferred Tax Assets
Deferred gain on disposal of businesses	931	1,083
Investments, net	3,368	3,873
Deferred acquisition costs	951	933
Employee and post-retirement benefits	676	568
Compensation related	8	10
Other	111	86
Total deferred tax asset	6,045	6,553
Less valuation allowance	0	0
Deferred tax asset, net of valuation allowance	6,045	6,553
Deferred Tax Liabilities
Policyholder and separate account reserves	1,921	2,250
Net unrealized appreciation on securities	5,644	4,258
Other	45	418
Total deferred tax liability	7,610	6,926
Net deferred income tax (liability) asset	(1,565)	(373)	(344)
Cumulative valuation allowance against deferred tax assets		0
Decrease in valuation allowance against deferred tax assets	(6,045)
Net operating or capital loss carryforwards	$ 0